SHARE-BASED COMPENSATION - Summary of the Share Options Activities (Details) - $ / shares	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding at the beginning of the period (in shares)			1,688,593	1,376,742	810,832
Granted (in shares)			725,197	587,697	797,700
Exercised (in shares)				(113,328)	(53,538)
Forfeited (in shares)			(580,872)	(162,518)	(178,252)
Outstanding at the end of the period (in shares)			1,832,918	1,688,593	1,376,742
Vested and expected to vest at the end of the period (in shares)			1,832,918
Exercisable at the end of the period (in shares)			1,561,093
Outstanding at the beginning of the period (in dollars per share)			$ 1.12	$ 1.03	$ 1.02
Granted (in dollars per share)			0.95	1.07	0.99
Exercised (in dollars per share)				0.58	0.58
Forfeited (in dollars per share)			1.06	0.57	0.97
Outstanding at the end of the period (in dollars per share)			1.07	$ 1.12	$ 1.03
Vested and expected to vest at the end of the period (in dollars per share)			1.07
Exercisable at the end of the period (in dollars per share)			$ 1.15
Weighted remaining contractual Years
Vested and expected to vest at the end of the period			5 years 4 months 6 days
Exercisable at the end of the period			4 years 11 months 1 day
Options
Number of shares
Granted (in dollars per share)	$ 0.43	$ 0.48